Long-term debt - Long-term debt maturities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 1,533
Future cash outflows in respect of associated interest and like carrying costs	329
Undiscounted contractual maturities	1,862
U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,284
Future cash outflows in respect of associated interest and like carrying costs	239
Undiscounted contractual maturities	1,523
U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	106
Future cash outflows in respect of associated interest and like carrying costs	50
Undiscounted contractual maturities	156
U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,390
Future cash outflows in respect of associated interest and like carrying costs	289
Undiscounted contractual maturities	1,679
European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	51
Future cash outflows in respect of associated interest and like carrying costs	13
Undiscounted contractual maturities	64
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	92
Future cash outflows in respect of associated interest and like carrying costs	27
Undiscounted contractual maturities	119
2025 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	117
2025 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2025 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	22
2025 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	82
2025 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13
2025 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	22
2026 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	111
2026 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2026 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	21
2026 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	81
2026 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	9
2026 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	21
2027 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	102
2027 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2027 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	19
2027 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	79
2027 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6
2027 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	17
2028 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,135
2028 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,104
2028 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13
2028 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,117
2028 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4
2028 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14
2029 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2029 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments
2029 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	17
2029 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	17
2029 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4
2029 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	9
Thereafter | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	38
Thereafter | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	0
Thereafter | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14
Thereafter | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14
Thereafter | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	15
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 9